ACQUISITION OF BUSINESSES - Industrials, Schoeller Allibert Group B.V ("Schoeller Allibert") (Details) - USD ($)		12 Months Ended
	May 15, 2018	Dec. 31, 2018	Jun. 30, 2019
Disclosure of detailed information about business combination [line items]
Goodwill		$ 2,411,000,000	$ 5,115,000,000
Industrials | Schoeller Allibert
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	14.00%
Consideration transferred, acquisition-date fair value	$ 45,000,000
Percentage of voting equity interests acquired	52.00%
Acquisition-related costs	$ 9,000,000
Goodwill	180,000,000
Goodwill expected to be deductible for tax purposes	0
Intangible assets	$ 231,000,000
Revenue of acquiree since acquisition date		56,000,000
Profit (loss) of acquiree since acquisition date		(3,000,000)
Revenue of acquiree as if combination occurred at beginning of period		86,000,000
Profit (loss) of acquiree as if combination occurred at beginning of period		$ (4,000,000)
Brookfield Business Partners L.P. and Institutional Investors | Industrials | Schoeller Allibert
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	70.00%